COMMITMENTS AND CONTINGENCIES - Lease Obligations (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Oct. 28, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
COMMITMENTS AND CONTINGENCIES
Revenue		¥ 18,950,683	¥ 17,415,248	¥ 14,687,014
Right-of-use assets, operating lease, net		154,613	204,029
Operating lease liabilities - current		67,938	68,771
Operating lease liabilities - long-term		91,471	137,399
Lease obligations		159,409	206,170
Cash paid for the amounts included in the measurement of lease liabilities for operating leases		¥ 81,284	¥ 66,946	47,189
Weighted-average discount rate (as a percent)		3.00%	3.00%
Weighted-average remaining life (years0		2 years 4 months 24 days	3 years 2 months 12 days
Real estate
COMMITMENTS AND CONTINGENCIES
Revenue		¥ 18,487,074	¥ 17,098,308	14,478,498
Cost of sales		15,721,271	14,466,459	12,023,652
Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Aggregate sales price	¥ 754,545
Sale and leaseback transaction term (in years)	4 years
Aggregate annual rent payment	¥ 27,815
Cost of sales	598,374
Right-of-use assets, operating lease, net		87,311
Operating lease liabilities - current		25,615
Operating lease liabilities - long-term		61,696
Land and a building located in Tokyo, Japan | Real estate
COMMITMENTS AND CONTINGENCIES
Revenue	754,545
General and administrative expense
COMMITMENTS AND CONTINGENCIES
Operating lease cost		¥ 79,048	¥ 64,710	¥ 42,742
General and administrative expense | Land and a building located in Tokyo, Japan
COMMITMENTS AND CONTINGENCIES
Sales commission	¥ 22,696